RESEARCH, CONSULTING AGREEMENTS AND OTHER COMMITMENTS	9 Months Ended
Sep. 30, 2022
RESEARCH, CONSULTING AGREEMENTS AND OTHER COMMITMENTS
RESEARCH, CONSULTING AGREEMENTS AND OTHER COMMITMENTS

NOTE 13 – RESEARCH, CONSULTING AND OTHER COMMITMENTS

Research and consulting agreement:

Quoin Inc. entered into a research and consulting agreement which commits it to pay the former owner of Polytherapeutics (the “Consultant” or “Seller”) to transfer the technical know-how of Polytherapeutics with respect to (i) good manufacturing practices (“GMP”), clinical and commercial manufacturing of the Company’s PolyDur polymer and (ii) formulation development of products utilizing the Company’s PharmaDur polymer. The agreement required monthly consulting payments of $20,833 beginning on July 31, 2018 and ending February 28, 2021 (the “Post-Closing Period”) for a total of $666,667 over the consulting period. Pursuant to an amendment, the Post-Closing Period was revised to terminate on December 31, 2020.

Through September 30, 2022 and the financial statement issuance date, the Company has not made any payments, the Consultant has not performed any services and the Company has not incurred or accrued for any expenses. See Note 15 for Consultant’s notification of breach of contract.

Other research consulting agreements:

Quoin Inc. entered into three consulting agreements with Axella Research LLC (“Axella”) to provide regulatory and pre- clinical/clinical services to the Company with respect to QRX003 and QRX004. The combined fees of the three agreements are approximately $270,000, payable as milestones were met. The Company incurred accrued expenses of approximately $194,000 in relation to Axella consulting agreements as of December 31, 2021. In September 2022 the Company issued 44,187 ADS’s to one of Axella’s principals to settle the outstanding liability in full. The Company incurred no research and development expenses in connection with these agreements, for both of the three and nine months ended September 30, 2022 and 2021, as no services were provided.

In November 2020, Quoin Inc. entered into a Master Service Agreement for an initial term of three years with Therapeutics Inc. for managing preclinical and clinical development for new products in the field of dermatology. The agreement required the execution of individual work orders. Quoin Inc. may terminate any work order for any reason with 90 days written notice subject to costs incurred through termination and a defined termination fee, unless there is a material breach by Therapeutics Inc. The latest work order was entered into in June 2022 for a clinical study at an expected estimated cost of approximately $4.4 million through the second quarter of 2024. For the three and nine months ended September 30, 2022 and 2021, the Company incurred a research and development expense under this agreement of approximately $423,000 and $904,000, and $88,000 and $232,000 respectively.

In November 2021, the Company entered into a commitment with Queensland University of Technology for research related services associated with Netherton Syndrome of approximately $250,000 for an expected period of eighteen months. For the three and nine months ended September 30, 2022, the Company incurred research and development costs related to this agreement of approximately $35,000 and $112,000, respectively.

In May 2022, the Company entered into a commitment with Queensland University of Technology for research related services associated with Scleroderma of approximately $610,000 for an expected period of eighteen months. The Company incurred research and development expenses of approximately $138,000 for the three and nine months ended September 30, 2022. As of September 30, 2022, the Company recorded prepaid research and development costs related to this agreement of approximately $85,000.

Consulting agreement:

Quoin Inc. entered into a consulting agreement with an Investor Relations (IR) firm, which provides for a monthly fee of $14,000. The agreement had an automatic annual renewal clause and has been in effect since November 2017. The Company owed the IR firm $584,000 as of December 31, 2021, which was included in accrued expenses in the accompanying balance sheet. In March 2022, the Company entered into a settlement agreement with the IR firm reducing the liability to $168,000, and recognized $416,000 as other income in the accompanying consolidated statement of operations. As of September 30, 2022, the balance of this liability is $98,000. For the three and nine months ended September 30, 2021, the Company incurred expenses of $42,000 and $42,000, respectively. For the three and nine months ended September 30, 2022, the Company incurred expenses of $42,000 and $70,000, respectively.

Performance milestones and royalties:

See Note 10 for asset and in-licensed technology commitments.

Merger agreement commitment:

In consideration for the Share Transfer disclosed in Note 1, the pre-closing Cellect shareholders received a contingent value right (“CVR”) entitling the holders to earnouts during the Payment Period (as such term is defined in the Share Transfer Agreement), comprised mainly of payments upon sale, milestone payments, license fees and exit fees realized by EnCellX. In order to secure such right, shares constituting 40% of EnCellX share capital are held in escrow.

In connection with the Share Transfer, Cellect entered into a CVR Agreement with Mr. Eyal Leibovitz, in the capacity of Representative for the holders of CVRs, and Computershare Trust Company, N.A., a federally chartered trust company (the “Rights Agent”). Under the terms of the CVR Agreement, the holders of the Cellect ADSs immediately prior to the Merger had the right to receive, through their ownership of CVRs, their pro-rata share of the net Share Transfer consideration, making such holders of CVRs the indirect beneficiaries of the net payments under the Share Transfer. CVRs were recorded in a register administered by the Rights Agent but were not certificated. Since the Company will not receive any net proceeds from the CVR’s, there is no asset or liability recorded in the consolidated financial statements.